Note 5 - Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	Successor	Predecessor	Successor	Predecessor
Noncash derivative gain (loss), net	$(12,558)	$-	$(12,558)	$-
Cash payments on settled derivative instruments, net	(1,038)	-	(1,038)	-
Derivative gain (loss), net	$(13,596)	$-	$(13,596)	$-

Schedule of Price Risk Derivatives [Table Text Block]
	2021			2022
	Third Quarter	Fourth Quarter	Total	First Quarter	Second Quarter	Total
Oil Price Swaps
Volume (Bbls)	460,000	460,000	920,000	450,000	302,500	752,500
Price per Bbl	$61.91	$61.91	$61.91	$61.91	$62.16	$61.95